DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/notional amount	£ 7,111,850	£ 6,183,642
Fair value assets	26,369	23,595
Fair value liabilities	25,779	21,373
Trading and Other [Member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/notional amount	6,492,038	5,464,658
Fair value assets	25,133	22,032
Fair value liabilities	24,674	20,265
Hedging instruments [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/notional amount	619,812	718,984
Fair value assets	1,236	1,563
Fair value liabilities	1,105	1,108
Fair value hedges [member] | Hedging instruments [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/notional amount	183,523	151,461
Fair value assets	806	950
Fair value liabilities	229	216
Fair value hedges [member] | Currency swap contract [member] | Hedging instruments [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/notional amount	34	490
Fair value assets	8	3
Fair value liabilities		29
Fair value hedges [member] | Interest rate swap contract [member] | Hedging instruments [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/notional amount	183,489	150,971
Fair value assets	798	947
Fair value liabilities	229	187
Cash flow hedges [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/notional amount	426,740	556,945
Cash flow hedges [member] | Hedging instruments [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/notional amount	436,289	567,523
Fair value assets	430	613
Fair value liabilities	876	892
Cash flow hedges [member] | Currency swap contract [member] | Hedging instruments [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/notional amount	9,549	10,578
Fair value assets	75	255
Fair value liabilities	133	48
Cash flow hedges [member] | Interest rate swap contract [member] | Hedging instruments [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/notional amount	426,740	556,945
Fair value assets	355	358
Fair value liabilities	743	844
Exchange rate contracts [Member] | Trading and Other [Member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/notional amount	411,568	374,657
Fair value assets	4,990	5,797
Fair value liabilities	6,540	4,753
Exchange rate contracts [Member] | Spots, Forwards, and Futures [Member] | Trading and Other [Member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/notional amount	44,095	41,571
Fair value assets	681	746
Fair value liabilities	616	549
Exchange rate contracts [Member] | Currency swap contract [member] | Trading and Other [Member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/notional amount	349,606	311,491
Fair value assets	3,857	4,566
Fair value liabilities	5,425	3,709
Exchange rate contracts [Member] | Purchased call options [member] | Trading and Other [Member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/notional amount	8,310	10,202
Fair value assets	452	485
Exchange rate contracts [Member] | Written put options [member] | Trading and Other [Member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/notional amount	9,557	11,393
Fair value liabilities	499	495
Interest Rate Contract [Member] | Trading and Other [Member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/notional amount	6,052,097	5,061,099
Fair value assets	19,810	15,747
Fair value liabilities	17,464	14,632
Interest Rate Contract [Member] | Purchased call options [member] | Interest Rate Contract [Member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/notional amount	27,158	30,724
Fair value assets	2,468	2,107
Interest Rate Contract [Member] | Written put options [member] | Trading and Other [Member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/notional amount	23,610	26,463
Fair value liabilities	2,216	1,997
Interest Rate Contract [Member] | Interest rate swap contract [member] | Trading and Other [Member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/notional amount	5,245,703	4,381,271
Fair value assets	17,318	13,624
Fair value liabilities	15,213	12,629
Interest Rate Contract [Member] | Forward Rate Agreements [Member] | Trading and Other [Member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/notional amount	555,742	494,430
Fair value assets	7
Fair value liabilities	13	2
Interest Rate Contract [Member] | Futures contract [member] | Trading and Other [Member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/notional amount	199,884	128,211
Fair value assets	17	16
Fair value liabilities	22	4
Credit Derivatives [Member] | Trading and Other [Member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/notional amount	16,959	13,757
Fair value assets	83	99
Fair value liabilities	167	181
Equity And Other Contracts [Member] | Trading and Other [Member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/notional amount	11,414	15,145
Fair value assets	250	389
Fair value liabilities	503	699
Currency swap contract [member] | Fair value hedges [member] | Hedging instruments [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/notional amount	34	490
Fair value assets	8	3
Fair value liabilities		29
Currency swap contract [member] | Cash flow hedges [member] | Hedging instruments [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/notional amount	9,549	10,578
Fair value assets	75	255
Fair value liabilities	133	48
Interest rate swap contract [member] | Fair value hedges [member] | Hedging instruments [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/notional amount	183,489	150,971
Fair value assets	798	947
Fair value liabilities	229	187
Interest rate swap contract [member] | Cash flow hedges [member] | Hedging instruments [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/notional amount	426,740	556,945
Fair value assets	355	358
Fair value liabilities	£ 743	£ 844